Fair value of financial instruments (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at July 31, 2024
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$48,443	$–	$–	$8,966	$8,966	$57,409	$57,409
Securities
Trading	179,354	1,087	–	–	–	–	180,441	180,441
Investment, net of applicable allowance	–	–	150,499	1,178	99,067	95,027	250,744	246,704
	179,354	1,087	150,499	1,178	99,067	95,027	431,185	427,145
Assets purchased under reverse repurchase agreements and securities borrowed	264,532	–	–	–	60,869	60,869	325,401	325,401
Loans, net of applicable allowance
Retail	638	–	540	–	615,043	608,916	616,221	610,094
Wholesale	8,908	2,312	991	–	343,365	338,324	355,576	350,535
	9,546	2,312	1,531	–	958,408	947,240	971,797	960,629
Other
Derivatives	115,659	–	–	–	–	–	115,659	115,659
Other assets (1)	9,627	9	–	–	47,889	47,889	57,525	57,525
Financial liabilities
Deposits
Personal	$356	$31,607			$478,579	$478,843	$510,542	$510,806
Business and government (2)	174	148,652			660,554	661,586	809,380	810,412
Bank (3)	–	9,320			32,023	32,028	41,343	41,348
	530	189,579			1,171,156	1,172,457	1,361,265	1,362,566
Other
Obligations related to securities sold short	33,972	–			–	–	33,972	33,972
Obligations related to assets sold under repurchase agreements and securities loaned	–	266,457			37,916	37,916	304,373	304,373
Derivatives	126,884	–			–	–	126,884	126,884
Other liabilities (4)	(1,275)	2			66,515	66,781	65,242	65,508
Subordinated debentures	–	–			13,437	13,469	13,437	13,469

	As at October 31, 2023 (Restated – Note 2)
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$60,856	$–	$–	$10,230	$10,230	$71,086	$71,086
Securities
Trading	180,651	9,500	–	–	–	–	190,151	190,151
Investment, net of applicable allowance	–	–	127,624	842	91,113	83,667	219,579	212,133
	180,651	9,500	127,624	842	91,113	83,667	409,730	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	–	–	–	54,322	54,322	340,191	340,191
Loans, net of applicable allowance
Retail	114	362	280	–	566,376	542,480	567,132	543,236
Wholesale	5,629	3,619	597	–	275,796	268,843	285,641	278,688
	5,743	3,981	877	–	842,172	811,323	852,773	821,924
Other
Derivatives	142,450	–	–	–	–	–	142,450	142,450
Other assets (1)	7,579	5	–	–	68,450	68,450	76,034	76,034
Financial liabilities
Deposits
Personal	$109	$26,702			$415,135	$412,886	$441,946	$439,697
Business and government (2)	174	137,454			607,447	605,260	745,075	742,888
Bank (3)	–	11,462			33,204	33,160	44,666	44,622
	283	175,618			1,055,786	1,051,306	1,231,687	1,227,207
Other
Obligations related to securities sold short	33,651	–			–	–	33,651	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	298,679			36,559	36,559	335,238	335,238
Derivatives	142,629	–			–	–	142,629	142,629
Other liabilities (4)	(937)	11			92,539	92,441	91,613	91,515
Subordinated debentures	–	–			11,386	11,213	11,386	11,213

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value
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	As at
	July 31, 2024						October 31, 2023 (Restated – Note 2)
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$48,443	$–	$		$48,443	$–	$60,856	$–	$		$60,856
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	22,324	1,816	–			24,140	26,675	2,581	–			29,256
Provincial and municipal	–	14,395	–			14,395	–	16,389	–			16,389
U.S. federal, state, municipal and agencies (1), (2)	255	32,359	–			32,614	2,249	50,439	–			52,688
Other OECD government (3)	2,502	2,532	–			5,034	2,055	2,577	–			4,632
Mortgage-backed securities (1)	–	2	–			2	–	2	–			2
Asset-backed securities	–	1,399	–			1,399	–	1,245	–			1,245
Corporate debt and other debt	–	24,295	–			24,295	–	22,615	–			22,615
Equities	73,848	2,278	2,436			78,562	58,826	2,232	2,266			63,324
	98,929	79,076	2,436			180,441	89,805	98,080	2,266			190,151
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	6,664	8,064	–			14,728	2,731	3,528	–			6,259
Provincial and municipal	–	5,207	–			5,207	–	2,748	–			2,748
U.S. federal, state, municipal and agencies (1)	–	79,096	–			79,096	275	73,020	–			73,295
Other OECD government	3,351	6,884	–			10,235	–	6,192	–			6,192
Mortgage-backed securities (1)	–	2,460	29			2,489	–	2,672	29			2,701
Asset-backed securities	–	9,440	–			9,440	–	8,706	–			8,706
Corporate debt and other debt	–	29,158	146			29,304	–	27,574	149			27,723
Equities	389	305	484			1,178	38	338	466			842
	10,404	140,614	659			151,677	3,044	124,778	644			128,466
Assets purchased under reverse repurchase agreements and securities borrowed	–	264,532	–			264,532	–	285,869	–			285,869
Loans	–	11,575	1,814			13,389	–	8,742	1,859			10,601
Other
Derivatives
Interest rate contracts	–	29,458	370			29,828	–	39,243	290			39,533
Foreign exchange contracts	–	64,242	1			64,243	–	89,644	4			89,648
Credit derivatives	–	217	–			217	–	224	–			224
Other contracts	3,344	20,123	28			23,495	2,352	13,927	111			16,390
Valuation adjustments	–	(934)	2			(932)	–	(1,805)	4			(1,801)
Total gross derivatives	3,344	113,106	401			116,851	2,352	141,233	409			143,994
Netting adjustments					(1,192)	(1,192)					(1,544)	(1,544)
Total derivatives						115,659						142,450
Other assets	5,010	4,618	8			9,636	4,152	3,421	11			7,584
	$117,687	$661,964	$5,318		$(1,192)	$783,777	$99,353	$722,979	$5,189		$(1,544)	$825,977
Financial liabilities
Deposits
Personal	$–	$31,355	$608	$		$31,963	$–	$26,428	$383	$		$26,811
Business and government	–	148,826	–			148,826	–	137,628	–			137,628
Bank	–	9,320	–			9,320	–	11,462	–			11,462
Other
Obligations related to securities sold short	14,892	19,080	–			33,972	14,391	19,260	–			33,651
Obligations related to assets sold under repurchase agreements and securities loaned	–	266,457	–			266,457	–	298,679	–			298,679
Derivatives
Interest rate contracts	–	26,245	918			27,163	–	41,249	952			42,201
Foreign exchange contracts	–	60,103	47			60,150	–	81,750	53			81,803
Credit derivatives	–	239	–			239	–	176	–			176
Other contracts	4,357	35,907	424			40,688	3,119	17,306	549			20,974
Valuation adjustments	–	(156)	(8)			(164)	–	(982)	1			(981)
Total gross derivatives	4,357	122,338	1,381			128,076	3,119	139,499	1,555			144,173
Netting adjustments					(1,192)	(1,192)					(1,544)	(1,544)
Total derivatives						126,884						142,629
Other liabilities	261	(1,534)	–			(1,273)	370	(1,296)	–			(926)
	$19,510	$595,842	$1,989		$(1,192)	$616,149	$17,880	$631,660	$1,938		$(1,544)	$649,934

(1)	As at July 31, 2024, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $16,394 million and $nil (October 31, 2023 – $14,345 million and $nil), respectively, and in all fair value levels of Investment securities were $26,766 million and $2,421 million (October 31, 2023 – $24,365 million and $2,618 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended July 31, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	–	–	–	–	–	–
Equities	2,392	(136)	2	216	(38)	1	(1)	2,436	(117)
	2,392	(136)	2	216	(38)	1	(1)	2,436	(117)
Investment
Mortgage-backed securities	30	–	(1)	–	–	–	–	29	n.a.
Corporate debt and other debt	144	–	6	–	(4)	–	–	146	n.a.
Equities	476	–	11	–	(3)	–	–	484	n.a.
	650	–	16	–	(7)	–	–	659	n.a.
Loans	1,837	(33)	21	78	(84)	9	(14)	1,814	(30)
Other
Net derivative balances (3)
Interest rate contracts	(647)	43	–	(66)	122	18	(18)	(548)	43
Foreign exchange contracts	(27)	(9)	1	(1)	–	–	(10)	(46)	(9)
Other contracts	(298)	(24)	(1)	(11)	4	(198)	132	(396)	(13)
Valuation adjustments	(6)	–	–	–	16	–	–	10	–
Other assets	9	–	–	–	(1)	–	–	8	–
	$3,910	$(159)	$39	$216	$12	$(170)	$89	$3,937	$(126)
Liabilities
Deposits	$(633)	$(39)	$–	$(60)	$38	$(3)	$89	$(608)	$(23)
	$(633)	$(39)	$–	$(60)	$38	$(3)	$89	$(608)	$(23)

	For the three months ended July 31, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	19	–	–	–	(16)	–	(3)	–	–
Equities	2,177	(37)	(28)	70	(9)	6	–	2,179	(13)
	2,196	(37)	(28)	70	(25)	6	(3)	2,179	(13)
Investment
Mortgage-backed securities	27	–	3	–	–	–	–	30	n.a.
Corporate debt and other debt	150	–	(9)	–	–	–	–	141	n.a.
Equities	436	–	(6)	1	–	–	–	431	n.a.
	613	–	(12)	1	–	–	–	602	n.a.
Loans	2,410	(28)	(58)	61	(71)	2	(5)	2,311	(13)
Other
Net derivative balances (3)
Interest rate contracts	(638)	(14)	1	1	19	7	(8)	(632)	(8)
Foreign exchange contracts	(56)	3	(1)	(9)	11	–	6	(46)	2
Other contracts	(413)	(43)	11	(23)	17	(37)	47	(441)	(45)
Valuation adjustments	16	–	–	–	(5)	–	–	11	–
Other assets	13	–	–	–	(2)	–	–	11	–
	$4,141	$(119)	$(87)	$101	$(56)	$(22)	$37	$3,995	$(77)
Liabilities
Deposits	$(250)	$1	$1	$(80)	$13	$(16)	$50	$(281)	$5
	$(250)	$1	$1	$(80)	$13	$(16)	$50	$(281)	$5

	For the nine months ended July 31, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held

Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$–	$–	$–	$–	$–	$–	$–	$–	$–
Asset-backed securities	–	–	–	–	–	–	–	–	–
Corporate debt and other debt	–	–	–	–	–	–	–	–	–
Equities	2,266	(190)	(6)	445	(78)	1	(2)	2,436	(149)
	2,266	(190)	(6)	445	(78)	1	(2)	2,436	(149)
Investment
Mortgage-backed securities	29	–	–	–	–	–	–	29	n.a.
Corporate debt and other debt	149	–	10	–	(13)	–	–	146	n.a.
Equities	466	–	16	3	(3)	2	–	484	n.a.
	644	–	26	3	(16)	2	–	659	n.a.
Loans	1,859	(87)	25	445	(324)	50	(154)	1,814	(81)
Other
Net derivative balances (3)
Interest rate contracts	(662)	46	–	(80)	135	30	(17)	(548)	55
Foreign exchange contracts	(49)	(10)	6	14	3	2	(12)	(46)	(3)
Other contracts	(438)	(139)	5	(59)	5	(284)	514	(396)	1
Valuation adjustments	3	–	–	(1)	8	–	–	10	–
Other assets	11	–	–	–	(3)	–	–	8	–
	$3,634	$(380)	$56	$767	$(270)	$(199)	$329	$3,937	$(177)
Liabilities
Deposits	$(383)	$(90)	$1	$(417)	$76	$(93)	$298	$(608)	$(44)
	$(383)	$(90)	$1	$(417)	$76	$(93)	$298	$(608)	$(44)

	For the nine months ended July 31, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	2	(16)	17	(10)	–	–
Equities	1,874	(159)	(34)	491	(41)	48	–	2,179	(130)
	1,887	(159)	(34)	493	(63)	65	(10)	2,179	(130)
Investment
Mortgage-backed securities	28	–	1	1	–	–	–	30	n.a.
Corporate debt and other debt	151	–	(2)	–	(8)	–	–	141	n.a.
Equities	397	–	34	1	(1)	–	–	431	n.a.
	576	–	33	2	(9)	–	–	602	n.a.
Loans	1,692	(54)	(35)	1,300	(452)	30	(170)	2,311	–
Other
Net derivative balances (3)
Interest rate contracts	(859)	(10)	6	(7)	194	30	14	(632)	(9)
Foreign exchange contracts	(132)	4	10	(8)	48	–	32	(46)	(2)
Other contracts	(785)	(6)	21	(61)	83	(96)	403	(441)	(35)
Valuation adjustments	53	–	–	–	(42)	–	–	11	–
Other assets	15	–	–	–	(4)	–	–	11	–
	$2,447	$(225)	$1	$1,719	$(245)	$29	$269	$3,995	$(176)
Liabilities
Deposits	$(241)	$(26)	$1	$(157)	$19	$(67)	$190	$(281)	$(8)
	$(241)	$(26)	$1	$(157)	$19	$(67)	$190	$(281)	$(8)

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $
10 million for the three months ended July 31, 2024 (July 31, 2023 – gains of $3 million) and gains of $20 million for the nine months ended July 31, 2024 (July 31, 2023 – gains of $33 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2024 included derivative assets of $401 million (July 31, 2023 – $345 million) and derivative liabilities of $1,381 million (July 31, 2023 – $1,453 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2024	July 31 2023	July 31 2024	July 31 2023
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$8,678	$8,546	$27,583	$22,203
Financial instruments measured at fair value through other comprehensive income	1,927	1,383	5,162	3,439
Financial instruments measured at amortized cost	16,485	12,905	45,708	36,847
	27,090	22,834	78,453	62,489
Interest expense (1)
Financial instruments measured at fair value through profit or loss	8,432	7,531	26,227	20,046
Financial instruments measured at amortized cost	11,331	9,017	31,944	23,856
	19,763	16,548	58,171	43,902
Net interest income	$7,327	$6,286	$20,282	$18,587

(1)	Excludes interest and dividend income for the three months ended July 31, 2024 of $222 million (July 31, 2023 – $186 million
)
and for the nine months ended July 31, 2024 of $656 million (July 31, 2023 – $554 million
),
 and interest expense for the three months ended July 31, 2024 of $54 million
(July 31, 2023 – $83
 million
) and for the nine months ended July 31, 2024 of $77 million (July 31, 2023 – $100 million
) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended July 31, 2024 of $778 million

(July 31, 2023 – $803 million) and for the nine months ended July 31, 2024 of $2,511 million (July 31, 2023 – $2,396 million) presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.